FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06481
                                    ---------

                FRANKLIN MUNICIPAL SECURITIES TRUST
                -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  8/31/06
                           -------



Item 1. Schedule of Investments.


Franklin Municipal Securities Trust

QUARTERLY STATEMENTS OF INVESTMENTS
AUGUST 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin California High Yield Municipal Fund .............................    3

Franklin Tennessee Municipal Bond Fund ....................................   15

Notes to Statements of Investments ........................................   19


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series


                                         Quarterly Statements of Investments | 1


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Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2006 (UNAUDITED)

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  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                              PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 92.4%
  MUNICIPAL BONDS 92.4%
  CALIFORNIA 89.5%
  ABAG 1915 Act Special Assessment, Windemere Ranch AD,
    1999-1, 6.20%, 9/02/20 .............................................................       $  1,950,000     $ 2,081,781
    1999-1, 6.30%, 9/02/25 .............................................................          2,935,000       3,139,423
    Series 1, 7.30%, 9/02/17 ...........................................................          9,865,000      10,447,035
    Series 1, 7.35%, 9/02/20 ...........................................................          7,820,000       8,281,067
    Series 1, 7.45%, 9/02/30 ...........................................................          4,815,000       5,106,933
  ABAG Finance Authority for Nonprofit Corps. COP, California Mortgage Insured, 6.15%,
    1/01/22 ............................................................................          1,220,000       1,254,111
  ABAG Finance Authority for Nonprofit Corps. Revenue, Elder Care Alliance, California
    Mortgage Insured, 5.60%, 8/15/34 ...................................................          4,260,000       4,558,157
  Adelanto Water Authority Revenue,
     Parity, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%, 9/01/28 ..          3,150,000       3,418,758
     Subordinated, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%,
      9/01/28 ..........................................................................          2,000,000       2,182,020
  Alameda CFD No. 2 Special Tax, Refunding, 6.125%, 9/01/16 ............................          1,240,000       1,261,601
  Alameda PFA Local Agency Revenue, Special Tax, CFD 1, Series A,
     6.70%, 8/01/12 ....................................................................          3,400,000       3,499,178
     7.00%, 8/01/19 ....................................................................          4,015,000       4,133,442
  American Canyon Financing Authority Infrastructure Revenue Special Assessment,
    American Canyon Road East,
     5.00%, 9/02/25 ....................................................................          1,305,000       1,314,174
     5.00%, 9/02/30 ....................................................................          2,020,000       2,026,282
     5.10%, 9/02/35 ....................................................................          1,695,000       1,705,543
  Avenal PFAR,
     Pre-Refunded, 7.00%, 9/02/10 ......................................................            840,000         872,365
     Pre-Refunded, 7.25%, 9/02/27 ......................................................          3,665,000       3,867,125
     Refunding, 5.00%, 9/01/30 .........................................................          1,325,000       1,341,258
     Refunding, 5.00%, 9/01/36 .........................................................            710,000         709,993
  Beaumont Financing Authority Local Agency Revenue,
     Series B, 5.35%, 9/01/28 ..........................................................          1,000,000       1,019,980
     Series B, 5.40%, 9/01/35 ..........................................................          1,490,000       1,518,444
     Series C, 5.45%, 9/01/27 ..........................................................          6,435,000       6,572,709
     Series C, 5.50%, 9/01/29 ..........................................................            855,000         880,821
     Series C, 5.50%, 9/01/35 ..........................................................          5,035,000       5,138,363
  Bell GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 ..............................          5,195,000       5,436,256
  Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/27 ....................          3,940,000       4,177,976
  Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,
     5.00%, 9/02/25 ....................................................................          3,195,000       3,222,509
     5.125%, 9/02/30 ...................................................................          4,400,000       4,425,608
     5.15%, 9/02/35 ....................................................................          3,450,000       3,466,042
  Burbank Wastewater Treatment Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
   6/01/34 .............................................................................          1,430,000       1,495,194
  California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34 ....          9,670,000      10,425,517
  California County Tobacco Securitization Agency Tobacco Settlement Revenue,
     Asset-Backed, Los Angeles County Security, zero cpn. to 12/01/10, 5.70% thereafter,
      6/01/46 ..........................................................................          5,000,000       4,113,950
     Refunding, 5.25%, 6/01/46 .........................................................          5,000,000       5,030,800


                                         Quarterly Statements of Investments | 3

Franklin Municipal Securities Trust

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  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                   PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Educational Facilities Authority Revenue,
      California College of the Arts, Refunding, 5.00%, 6/01/30 ...............................     $  1,800,000     $ 1,833,030
      California College of the Arts, Refunding, 5.00%, 6/01/35 ...............................        4,405,000       4,463,807
      Keck Graduate Institute, 6.75%, 6/01/30 .................................................        2,500,000       2,731,350
      Occidental College, Refunding, Series A, MBIA Insured, 5.00%, 10/01/30 ..................        2,000,000       2,113,400
      Occidental College, Refunding, Series A, MBIA Insured, 5.00%, 10/01/33 ..................        7,345,000       7,727,528
      Pooled College and University, Series B, 6.625%, 6/01/20 ................................        1,000,000       1,109,510
      Pooled College and University Projects, Series B, Pre-Refunded, 6.30%, 4/01/21 ..........        1,000,000       1,035,050
  California Health Facilities Financing Authority Revenue,
      California-Nevada Methodist, 5.00%, 7/01/26 .............................................        1,750,000       1,831,463
      California-Nevada Methodist, 5.00%, 7/01/36 .............................................        2,075,000       2,146,484
      Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ........................................        2,500,000       2,561,075
      Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 .......................................        3,250,000       3,382,795
      Thessalonika Family, Series A, California Mortgage Insured, 6.20%, 12/01/15 .............          630,000         639,916
  California State GO,
      5.00%, 2/01/33 ..........................................................................       15,600,000      16,125,564
      FGIC Insured, 6.00%, 8/01/19 ............................................................           30,000          30,299
      Refunding, AMBAC Insured, 5.00%, 3/01/34 ................................................       10,000,000      10,434,500
      Various Purpose, MBIA Insured, 5.00%, 3/01/33 ...........................................        2,025,000       2,117,563
  California State Public Works Board Lease Revenue,
      Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 ........................        5,000,000       5,208,550
      University of California, Institute Project, Series C, AMBAC Insured, 5.00%, 4/01/30 ....        5,000,000       5,252,150
  California State University of Fresno Assn. Inc. Revenue, Senior Auxiliary Organization Event
   Center, Pre-Refunded, 6.00%, 7/01/22 .......................................................        3,500,000       3,951,955
  California Statewide CDA, COP,
      Catholic Healthcare West, 6.50%, 7/01/20 ................................................        3,365,000       3,661,456
      Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 ..................................        8,695,000       9,649,450
    a International School of the Peninsula Project, 7.50%, 11/01/29 ..........................       10,415,000      10,773,380
      Windward School, 6.90%, 9/01/23 .........................................................        1,945,000       1,998,196
b California Statewide CDA Lease Revenue, Special Facilities, United Airlines, Series A, 5.70%,
    10/01/33 ..................................................................................        3,320,000       1,866,371
  California Statewide CDA Revenue,
      Bentley School, Refunding, 6.75%, 7/01/32 ...............................................        8,250,000       8,956,860
      Elder Care Alliance, Series A, 8.00%, 11/15/22 ..........................................        3,000,000       3,179,370
      Elder Care Alliance, Series A, 8.25%, 11/15/32 ..........................................        4,000,000       4,249,760
      Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 .............................        9,865,000      11,581,707
      John F. Kennedy University, 6.75%, 10/01/33 .............................................        5,000,000       5,251,350
      Kaiser Permanente, Series B, 5.00%, 3/01/41 .............................................       25,000,000      25,607,000
      Monterey Institute International, 5.50%, 7/01/31 ........................................        8,285,000       8,195,771
      Presidio Hill School, 6.875%, 8/01/32 ...................................................        6,195,000       6,579,709
      Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32 ....................................        5,000,000       5,652,750
      Seven Hills School, 6.50%, 8/01/31 ......................................................        5,600,000       5,728,912
      Sonoma County Day School, 6.75%, 1/01/32 ................................................        6,000,000       6,167,160
      Sutter Health, Refunding, Series A, 5.00%, 11/15/43 .....................................       16,500,000      16,914,480
      Thomas Jefferson School of Law Project, Pre-Refunded, 7.75%, 10/01/31 ...................        5,000,000       5,857,900
      Turning Point, 6.50%, 11/01/31 ..........................................................        6,130,000       6,366,557
  Camarillo PFA Wastewater Revenue, AMBAC Insured, 5.00%, 6/01/36 .............................        2,960,000       3,096,841


4 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A,
   Pre-Refunded, 6.55%, 10/01/32 ...........................................................     $  5,300,000     $  5,850,246
  Capistrano USD, CFD Special Tax, No. 05-1, Rancho Madrina, 5.25%, 9/01/34 ................        1,120,000        1,132,790
  Castro Valley USD, GO, Election of 2005, FGIC Insured, 5.00%, 8/01/34 ....................        5,310,000        5,556,596
  Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID 04-02,
     5.00%, 9/02/30 ........................................................................        1,200,000        1,208,244
     5.05%, 9/02/35 ........................................................................        1,335,000        1,346,000
  Chino CFD Special Tax,
     No. 03-1, 5.875%, 9/01/33 .............................................................        1,250,000        1,313,063
     No. 03-3, Improvement Area 1, 5.70%, 9/01/29 ..........................................        1,215,000        1,276,224
     No. 03-3, Improvement Area 1, 5.75%, 9/01/34 ..........................................        1,420,000        1,488,458
  Chula Vista CFD Special Tax,
     No. 01-1, Improvement Area, San Miguel, Series B, 5.45%, 9/01/36 ......................        2,175,000        2,205,885
     No. 12-I, Mcmillin Otay Ranch, 5.25%, 9/01/30 .........................................        2,135,000        2,158,570
     No. 12-I, Mcmillin Otay Ranch, 5.25%, 9/01/36 .........................................        3,705,000        3,731,380
  Chula Vista Special Tax, CFD No. 2000-1, Pre-Refunded, 6.60%, 9/01/30 ....................        1,500,000        1,614,960
  Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured, zero cpn.,
     8/01/27 ...............................................................................        7,500,000        2,880,975
     8/01/28 ...............................................................................        5,000,000        1,826,900
  Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34 ..................        1,000,000        1,010,000
  Corona CFD Special Tax,
     No. 01-02, Improvement Nos. 1 and 2, 6.25%, 9/01/32 ...................................        1,890,000        1,962,765
     No. 03-2, Highlands, 5.15%, 9/01/34 ...................................................        2,810,000        2,811,967
  Corona-Norco USD Special Tax,
     CFD No. 04-1, 5.00%, 9/01/24 ..........................................................        1,540,000        1,552,027
     CFD No. 04-1, 5.20%, 9/01/36 ..........................................................        2,000,000        2,031,120
     CFD No. 99-1, Pre-Refunded, 7.00%, 9/01/29 ............................................        2,120,000        2,343,300
     Series A, 5.35%, 9/01/26 ..............................................................        1,005,000        1,028,487
     Series A, 5.40%, 9/01/36 ..............................................................        2,530,000        2,587,001
  Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%,
   9/02/33 .................................................................................        5,730,000        5,857,378
  Del Mar Race Track Authority Revenue, 5.00%, 8/15/25 .....................................        3,665,000        3,801,301
  Duarte RDA Tax Allocation,
    Capital Appreciation, Merged Redevelopment Project, zero cpn., 12/01/28 ................       30,795,000        8,379,012
    Davis Addition Project Area, Refunding, 6.70%, 9/01/14 .................................        2,420,000        2,531,272
    Davis Addition Project Area, Refunding, 6.90%, 9/01/18 .................................        4,120,000        4,306,224
    Rancho Duarte Phase I Project Area, Pre-Refunded, 6.80%, 9/01/16 .......................          600,000          630,438
  El Dorado County Public Financing Revenue, Pre-Refunded, 6.375%, 2/15/25 .................        1,885,000        1,926,772
  El Dorado County Special Tax,
    CFD No. 1992-1, 6.125%, 9/01/16 ........................................................        4,745,000        4,917,576
    CFD No. 2001-1, 5.35%, 9/01/35 .........................................................        1,900,000        1,935,264
    CFD No. 2005-1, 5.00%, 9/01/21 .........................................................        1,000,000        1,003,110
    CFD No. 2005-1, 5.15%, 9/01/25 .........................................................        2,075,000        2,091,102
    CFD No. 2005-1, 5.25%, 9/01/35 .........................................................        4,180,000        4,229,533
  El Monte Water Authority Revenue, Refunding, AMBAC Insured, 5.00%,
    9/01/31 ................................................................................        4,300,000        4,538,693
    9/01/36 ................................................................................        3,855,000        4,052,993


                                         Quarterly Statements of Investments | 5

Franklin Municipal Securities Trust

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  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                     PRINCIPAL AMOUNT      VALUE
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
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  El Rancho USD, GO, Capital Appreciation, Election of 2003, FGIC Insured, zero cpn.,
   8/01/29 ......................................................................................     $  2,400,000     $   881,784
  Elk Grove Special Tax, East Franklin Community No. 1-A, Pre-Refunded, 6.00%, 8/01/33 ..........        1,750,000       1,855,822
  Elsinore Valley Municipal Water District Special Tax, CFD No. 99-1, 7.00%, 9/01/29 ............        3,500,000       3,652,880
  Escondido Revenue COP, Refunding, Series A, FGIC Insured, 6.00%, 9/01/31 ......................        1,760,000       1,924,630
  Fontana Special Tax,
     CFD No. 12, Pre-Refunded, 6.60%, 9/01/19 ...................................................        3,295,000       3,605,059
     CFD No. 12, Pre-Refunded, 6.625%, 9/01/30 ..................................................        7,675,000       8,402,590
     CFD No. 37, 5.00%, 9/01/30 .................................................................        1,000,000         995,840
  Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, zero cpn.,
     1/15/26 ....................................................................................       38,720,000      12,515,078
     1/15/30 ....................................................................................        4,000,000       1,029,760
     1/15/31 ....................................................................................       85,780,000      20,738,173
  Fremont USD Alameda County GO, Election of 2002, Series B, FSA Insured, 5.00%,
    8/01/27 .....................................................................................        5,665,000       6,003,710
  Fullerton Water Revenue COP, AMBAC Insured, 5.00%,
     9/01/28 ....................................................................................        2,650,000       2,783,401
     9/01/34 ....................................................................................        2,795,000       2,916,443
  Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%,
    7/01/24 .....................................................................................        6,375,000       6,482,227
  Glendora USD, GO, Election of 2005, Series A, MBIA Insured,
     5.00%, 8/01/27 .............................................................................        1,350,000       1,438,398
     5.25%, 8/01/30 .............................................................................        2,725,000       2,957,061
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
     Asset-Backed, Series A-2, 7.90%, 6/01/42 ...................................................          750,000         910,290
     Asset-Backed, Series A-3, 7.875%, 6/01/42 ..................................................        6,400,000       7,758,528
     Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ......................................       14,000,000      15,575,280
  Half Moon Bay COP, Sea Crest School, 6.75%, 7/01/30 ...........................................        3,645,000       3,776,767
  Hercules RDA Tax Allocation, Hercules Merged Project, Pre-Refunded, 6.40%, 9/01/21 ............        5,000,000       5,487,400
  Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31 ..................        5,000,000       5,380,350
a Imperial County Special Tax, CFD No. 98-1,
     6.45%, 9/01/17 .............................................................................        2,035,000       2,058,850
     6.50%, 9/01/31 .............................................................................        5,705,000       5,769,352
  Indio 1915 Act GO,
     AD No. 99-1, 7.125%, 9/02/20 ...............................................................        2,160,000       2,330,122
     AD No. 2001-1, 6.50%, 9/02/26 ..............................................................        4,515,000       4,855,386
  Indio CFD Special Tax,
     5.00%, 9/01/25 .............................................................................        4,000,000       4,033,640
     5.10%, 9/01/30 .............................................................................        1,275,000       1,288,031
     5.15%, 9/01/35 .............................................................................        2,000,000       2,024,998
  Irvine 1915 Act Special Assessment,
     AD No. 00-18, Group Five, 5.00%, 9/02/26 ...................................................        1,295,000       1,302,446
     AD No. 03-19, Group Three, 5.00%, 9/02/29 ..................................................        1,120,000       1,123,214
   c Limited Obligation Assessment 03-19, Group Four, 5.00%, 9/02/29 ............................        1,500,000       1,504,665
  Irvine Special Tax, CFD No. 2005-2, 5.25%, 9/01/36 ............................................        2,000,000       2,040,500


6 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

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  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Jurupa Community Services District Special Tax,
     CFD No. 7, Series A, 5.10%, 9/01/28 ........................................................     $ 2,695,000      $ 2,725,966
     CFD No. 7, Series A, 5.15%, 9/01/35 ........................................................       3,690,000        3,716,347
     CFD No. 11, Series A, 5.00%, 9/01/25 .......................................................       1,930,000        1,927,645
     CFD No. 11, Series A, 5.05%, 9/01/30 .......................................................       2,495,000        2,481,253
     CFD No. 11, Series A, 5.10%, 9/01/35 .......................................................       2,065,000        2,037,288
     CFD No. 12, Series A, 5.10%, 9/01/29 .......................................................       2,000,000        2,008,560
     CFD No. 12, Series A, 5.15%, 9/01/35 .......................................................       3,000,000        3,012,840
     CFD No. 17, Series A, 5.125%, 9/01/25 ......................................................       1,350,000        1,363,122
     CFD No. 17, Series A, 5.20%, 9/01/36 .......................................................       3,325,000        3,363,703
  Lafayette RDA Tax Allocation, 5.75%, 8/01/32 ..................................................       1,000,000        1,056,430
  Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
   7.00%, 9/02/30 ...............................................................................       8,575,000        9,295,300
  Lake Elsinore CFD No. 2006-2 Special Tax, Viscaya, Series A, 5.40%, 9/01/36 ...................       2,020,000        2,058,138
  Lake Elsinore Special Tax,
     CFD No. 2, Area A, Series A, 5.45%, 9/01/36 ................................................       5,695,000        5,783,329
     CFD No. 3, Improvement Area 1, 5.10%, 9/01/22 ..............................................         750,000          769,035
     CFD No. 3, Improvement Area 1, 5.15%, 9/01/25 ..............................................         635,000          651,072
     CFD No. 3, Improvement Area 1, 5.25%, 9/01/30 ..............................................       1,195,000        1,225,090
     CFD No. 3, Improvement Area 1, 5.25%, 9/01/35 ..............................................       1,225,000        1,251,154
     Improvements, CFD No. 2-A, 5.85%, 9/01/24 ..................................................       1,035,000        1,093,446
     Improvements, CFD No. 2-A, 5.95%, 9/01/34 ..................................................       2,200,000        2,330,196
  Lake Elsinore USD, CFD Special Tax, No. 2001-1, 6.30%, 9/01/33 ................................       4,490,000        4,833,829
  Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6,
   Refunding,
     5.40%, 2/01/29 .............................................................................         500,000          514,715
     5.60%, 2/01/34 .............................................................................       1,250,000        1,291,963
  Lee Lake Water District CFD No. 1 Special Tax, Sycamore Creek,
     6.50%, 9/01/24 .............................................................................       1,000,000        1,094,110
     5.25%, 9/01/28 .............................................................................       1,750,000        1,786,050
     5.30%, 9/01/35 .............................................................................       3,300,000        3,363,030
  Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.875%, 9/01/27 .......................       3,000,000        3,161,490
  Lincoln Special Tax, CFD No. 2003-1,
     5.90%, 9/01/24 .............................................................................       2,000,000        2,140,960
     5.95%, 9/01/28 .............................................................................       5,000,000        5,366,600
     6.00%, 9/01/34 .............................................................................       4,000,000        4,286,680
  Lodi USD, GO, Election of 2002, MBIA Insured, 5.00%, 8/01/29 ..................................       3,010,000        3,171,185
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
   12/01/21 .....................................................................................       7,500,000        7,728,825
a Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24 .......................................         620,000          605,101
  Los Angeles USD, GO, Election of 2005, Series C, AMBAC Insured, 5.00%, 7/01/28 ................       3,565,000        3,792,340
  Lynwood PFA Lease Revenue,
     6.25%, 9/01/22 .............................................................................       1,080,000        1,153,570
     6.30%, 9/01/29 .............................................................................       2,680,000        2,858,515
  Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24 ..............................       1,000,000        1,062,260
  Lynwood PFAR, Water System Improvement Project, 6.50%, 6/01/21 ................................       1,175,000        1,199,017


                                         Quarterly Statements of Investments | 7

  Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Magnolia School District GO, Refunding, FGIC Insured, 5.00%, 8/01/31 ............................     $ 2,555,000      $ 2,693,762
  Menifee USD Special Tax, CFD No. 2002-2,
    6.05%, 9/01/26 ................................................................................       1,000,000        1,068,430
    6.10%, 9/01/34 ................................................................................       3,715,000        3,961,676
  Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36 .......................       2,400,000        2,425,608
  Modesto PFA Lease Revenue, John Thurman Field Renovation Project, 6.125%, 11/01/16 ..............       1,245,000        1,274,457
  Moorpark CFD No. 2004-1 Special Tax, Moorpark Highlands,
    5.25%, 9/01/26 ................................................................................       1,900,000        1,942,959
    5.30%, 9/01/38 ................................................................................       4,250,000        4,342,522
  Moreland School District GO, Election of 2002, Series D, FGIC Insured, zero cpn.,
    8/01/30 .......................................................................................       3,400,000          957,542
    8/01/31 .......................................................................................       2,000,000          530,720
    8/01/32 .......................................................................................       4,405,000        1,101,162
    8/01/34 .......................................................................................       4,405,000        1,031,827
    8/01/37 .......................................................................................       5,700,000        1,127,004
  Moreno Valley USD, CFD Special Tax, No. 2004-6,
    5.00%, 9/01/22 ................................................................................       2,105,000        2,120,135
    5.10%, 9/01/28 ................................................................................       2,000,000        2,021,540
    5.20%, 9/01/36 ................................................................................       5,000,000        5,065,850
  Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ..................................       4,100,000        4,404,876
  Murrieta CFD Special Tax,
    Blackmore Ranch, Series 2003-2, 6.10%, 9/01/34 ................................................       2,000,000        2,101,920
    No. 2, The Oaks Improvement Area A, 5.90%, 9/01/27 ............................................       2,000,000        2,095,860
    No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34 ............................................       3,570,000        3,749,928
    No. 2, The Oaks Improvement Area B, 6.00%, 9/01/27 ............................................       1,285,000        1,354,056
    No. 2, The Oaks Improvement Area B, 6.00%, 9/01/34 ............................................       3,870,000        4,077,781
    No. 04-1, Bremerton, 5.625%, 9/01/34 ..........................................................         700,000          730,912
  Murrieta CFD Special Tax Revenue, No. 1 Bluestone Improvement Area, Series A, 6.20%,
   9/01/25 ........................................................................................       2,105,000        2,230,774
  Napa Valley USD, GO, Election of 2002, FGIC Insured, 5.00%,
    8/01/26 .......................................................................................       1,000,000        1,061,930
    8/01/29 .......................................................................................       4,100,000        4,335,135
  Norco Special Tax,
    CFD No. 97-1, Pre-Refunded, 7.10%, 10/01/30 ...................................................       2,640,000        3,033,518
    CFD No. 2002-1, 6.50%, 3/01/33 ................................................................       1,500,000        1,629,765
  North Natomas CFD Special Tax, No. 4, Series B, 6.375%, 9/01/31 .................................       4,300,000        4,465,894
  Oakland GO, Measure G, AMBAC Insured, 5.00%, 1/15/31 ............................................       4,585,000        4,826,263
  Oakland USD Alameda County GO, Election of 2000, MBIA Insured, 5.00%, 8/01/27 ...................       2,000,000        2,113,180
  Oceanside CFD Special Tax, No. 2001-1, Morro Hills Development, 5.50%, 9/01/34 ..................       3,480,000        3,524,822
  Ontario COP, Water System Improvement Project, MBIA Insured, 5.00%, 7/01/34 .....................       8,000,000        8,314,160
  Orange County 1915 Act Special Assessment, Limited Obligation, AD 01-1-GP1,
    5.00%, 9/02/28 ................................................................................       3,000,000        2,996,010
    5.10%, 9/02/33 ................................................................................       2,000,000        1,994,160
  Oxnard Financing Authority Wastewater Revenue, Headworks Project, AMBAC Insured,
   5.00%, 6/01/31 .................................................................................       2,705,000        2,840,980
  Oxnard Harbor District Revenue,
    Series A, 5.75%, 8/01/20 ......................................................................       1,110,000        1,165,966
    Series B, 6.00%, 8/01/24 ......................................................................       2,000,000        2,151,720


8| Quarterly Statements of Investments

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Oxnard Special Tax, CFD No. 3, Seabridge, 5.00%, 9/01/35 ........................................     $ 5,000,000      $ 5,016,300
  Palm Desert Financing Authority Tax Allocation Revenue, MBIA Insured, 5.00%, 4/01/41 ............       4,470,000        4,638,564
  Perris CFD Special Tax,
     CFD No. 05-2, Series A, 5.00%, 9/01/21 .......................................................       1,130,000        1,140,362
     CFD No. 05-2, Series A, 5.20%, 9/01/24 .......................................................       1,505,000        1,535,521
     CFD No. 05-2, Series A, 5.25%, 9/01/29 .......................................................       3,585,000        3,648,096
     CFD No. 05-2, Series A, 5.30%, 9/01/35 .......................................................       4,205,000        4,301,084
     CFD No. 2001-1, May Farms, Series A, 5.00%, 9/01/25 ..........................................       1,415,000        1,428,103
     CFD No. 2001-1, May Farms, Series A, 5.10%, 9/01/30 ..........................................         865,000          876,617
     CFD No. 2001-1, May Farms, Series A, 5.15%, 9/01/35 ..........................................       1,075,000        1,088,491
     CFD No. 2002-1, Series A, 6.375%, 9/01/23 ....................................................       1,475,000        1,624,344
     CFD No. 2002-1, Series A, 6.50%, 9/01/29 .....................................................       2,045,000        2,254,224
     CFD No. 2002-1, Series A, 6.50%, 9/01/33 .....................................................       2,120,000        2,342,197
     CFD No. 2004-3, Improvement Area No. 2, Series A, 5.30%, 9/01/35 .............................       1,390,000        1,430,838
  Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33 .......................................       3,000,000        3,270,600
  Perris PFAR Tax Allocation,
     5.30%, 10/01/26 ..............................................................................       2,000,000        2,027,440
     5.35%, 10/01/36 ..............................................................................       4,010,000        4,062,531
  Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32 .......................       7,250,000        7,746,552
  Placentia-Yorba Linda USD, GO, Election of 2002, Series C, MBIA Insured, 5.00%,
   8/01/29 ........................................................................................       4,100,000        4,319,555
  Poway USD Special Tax,
     CFD, Area 6, Series B, 5.125%, 9/01/36 .......................................................       5,035,000        5,092,047
     CFD, Ranch 6-4S, 5.125%, 9/01/35 .............................................................       5,000,000        5,059,200
     CFD No. 14, Area A, 5.125%, 9/01/26 ..........................................................       1,770,000        1,794,161
     CFD No. 14, Area A, 5.25%, 9/01/36 ...........................................................       5,225,000        5,334,882
     CFD No. 14, Del Sur, 5.125%, 9/01/26 .........................................................       2,200,000        2,217,952
  Rancho Cordova CFD Special Tax, No. 2003-1, Sunridge Anatolia,
     5.25%, 9/01/25 ...............................................................................       2,235,000        2,265,888
     5.375%, 9/01/30 ..............................................................................       1,650,000        1,674,833
     5.50%, 9/01/37 ...............................................................................       2,635,000        2,679,268
  Rancho Santiago Community College District GO, FSA Insured, 5.125%,
     9/01/28 ......................................................................................       5,295,000        6,034,764
     9/01/29 ......................................................................................       6,745,000        7,691,458
  Rancho Water District Special Tax, Community Facilities 99-1,
     Area A, Series A, Pre-Refunded, 6.70%, 9/01/30 ...............................................       2,100,000        2,245,341
     Area B, Series A, Pre-Refunded, 6.70%, 9/01/30 ...............................................       2,435,000        2,603,526
  Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/25 .................................       3,900,000        4,145,466
  Richmond 1915 Act Special Assessment, Limited Obligation, ID No. 99-01, Pre-Refunded,
   7.20%, 9/02/30 .................................................................................       7,870,000        8,490,235
  Richmond Joint Powers Financing Authority Revenue, Reassessment, Refunding, Series A,
   AMBAC Insured, 5.00%, 9/02/30 ..................................................................       1,110,000        1,149,239
  Rio Elementary School District CFD Special Tax, No. 1, 5.20%, 9/01/35 ...........................       5,000,000        5,071,700
  Riverside County CFD Special Tax,
     No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13 ...................................       7,335,000        7,799,599
     No. 89-1, Mountain Cove, Refunding, 6.50%, 9/01/25 ...........................................       3,390,000        3,655,606


                                         Quarterly Statements of Investments | 9

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Riverside USD Special Tax,
     CFD No. 13, Improvement Area 1, 5.375%, 9/01/34 ..............................................     $ 2,320,000      $ 2,350,485
     CFD No. 14, Series A, 5.40%, 9/01/26 .........................................................       1,010,000        1,029,432
     CFD No. 14, Series A, 5.45%, 9/01/35 .........................................................       2,060,000        2,098,069
     CFD No. 15, Improvement Area 1, 5.45%, 9/01/25 ...............................................       2,970,000        3,053,160
     CFD No. 15, Improvement Area 1, 5.55%, 9/01/30 ...............................................       2,390,000        2,465,620
     CFD No. 15, Improvement Area 1, 5.60%, 9/01/34 ...............................................       2,000,000        2,063,160
     CFD No. 15, Series A, 5.15%, 9/01/25 .........................................................       1,730,000        1,764,894
     CFD No. 15, Series A, 5.25%, 9/01/30 .........................................................       1,230,000        1,256,494
     CFD No. 15, Series A, 5.25%, 9/01/35 .........................................................       1,500,000        1,528,395
     CFD No. 17, Aldea, 5.125%, 9/01/35 ...........................................................       1,425,000        1,425,499
     CFD No. 18, 5.00%, 9/01/25 ...................................................................         505,000          501,329
     CFD No. 18, 5.00%, 9/01/34 ...................................................................       1,125,000        1,103,389
     CFD No. 22, 5.25%, 9/01/35 ...................................................................       1,535,000        1,544,471
  Romoland School District Special Tax, CFD 1,
     Improvement Area 1, 5.45%, 9/01/38 ...........................................................       3,215,000        3,265,154
     Improvement Area 2, 5.375%, 9/01/38 ..........................................................       3,085,000        3,116,714
  Roseville Special Tax, CFD No. 1,
     Fiddyment Ranch, 5.00%, 9/01/17 ..............................................................       1,520,000        1,537,860
     Fiddyment Ranch, 5.00%, 9/01/19 ..............................................................       1,000,000        1,003,110
     Fiddyment Ranch, 5.125%, 9/01/21 .............................................................       1,000,000        1,009,720
     Fiddyment Ranch, 5.00%, 9/01/24 ..............................................................       1,010,000        1,009,990
     Fiddyment Ranch, 5.00%, 9/01/25 ..............................................................       1,020,000        1,017,511
     Fiddyment Ranch, 5.125%, 9/01/26 .............................................................       5,000,000        5,033,000
     Fiddyment Ranch, 5.05%, 9/01/30 ..............................................................       7,745,000        7,740,663
     Fiddyment Ranch, 5.25%, 9/01/36 ..............................................................       8,000,000        8,115,440
     Highland, Pre-Refunded, 6.30%, 9/01/25 .......................................................       8,610,000        9,425,109
     Longmeadow, 5.00%, 9/01/36 ...................................................................       2,370,000        2,351,775
     Stone Point, 6.375%, 9/01/24 .................................................................       1,750,000        1,905,435
     Stone Point, 6.375%, 9/01/28 .................................................................       2,500,000        2,714,350
     Stoneridge, 6.20%, 9/01/21 ...................................................................       1,250,000        1,337,875
     Stoneridge, 6.30%, 9/01/31 ...................................................................       1,500,000        1,605,120
     WestPark, 5.15%, 9/01/30 .....................................................................       5,500,000        5,543,230
     WestPark, 5.20%, 9/01/36 .....................................................................       4,500,000        4,538,520
     Woodcreek West, Pre-Refunded, 6.70%, 9/01/25 .................................................       3,000,000        3,317,700
  Roseville Westpark CFD No. 1 Special Tax, Public Facilities,
     5.20%, 9/01/26 ...............................................................................       1,000,000        1,013,210
     5.25%, 9/01/37 ...............................................................................       1,600,000        1,621,088
  Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
   County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 ....................................       7,000,000        7,331,450
  Sacramento County Special Tax, CFD No. 1, Refunding, 6.30%, 9/01/21 .............................       1,575,000        1,610,989
  Sacramento Special Tax, North Natomas Community Facilities 97-01, Refunding,
     5.00%, 9/01/29 ...............................................................................       1,190,000        1,197,783
     5.10%, 9/01/35 ...............................................................................       1,525,000        1,537,932
  San Diego Port District Revenue, MBIA Insured, 5.00%, 9/01/29 ...................................       4,030,000        4,227,268


10 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Diego RDA Tax Allocation, Capital Appreciation, Series B, zero cpn.,
     9/01/10 ......................................................................................    $   3,170,000     $ 2,659,915
     9/01/15 ......................................................................................        6,810,000       4,438,894
     9/01/16 ......................................................................................        1,500,000         918,720
     9/01/19 ......................................................................................        1,800,000         902,592
     9/01/20 ......................................................................................        1,800,000         840,258
     9/01/21 ......................................................................................        1,800,000         783,828
     9/01/22 ......................................................................................        1,900,000         766,612
     9/01/23 ......................................................................................        1,900,000         714,837
     9/01/24 ......................................................................................        1,900,000         667,204
     9/01/25 ......................................................................................        1,900,000         623,675
     9/01/26 ......................................................................................        1,900,000         583,718
     9/01/27 ......................................................................................        1,900,000         547,504
     9/01/28 ......................................................................................        1,900,000         514,064
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter,
      1/15/16 .....................................................................................        4,500,000       4,466,970
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.70% thereafter,
      1/15/19 .....................................................................................        3,000,000       2,966,430
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.75% thereafter,
      1/15/21 .....................................................................................       24,750,000      24,392,362
     junior lien, ETM, zero cpn., 1/01/28 .........................................................       19,150,000       7,187,186
     Refunding, Series A, 5.50%, 1/15/28 ..........................................................        3,320,000       3,333,579
     senior lien, 5.00%, 1/01/33 ..................................................................       12,500,000      12,248,125
  San Marcos PFA Special Tax Revenue,
     Series A, 6.375%, 9/01/35 ....................................................................        3,535,000       3,685,096
     Series A, 5.65%, 9/01/36 .....................................................................        5,180,000       5,344,206
     Series A, Pre-Refunded, 6.30%, 9/01/33 .......................................................        1,000,000       1,020,000
     Series A, Pre-Refunded, 6.45%, 9/01/34 .......................................................        3,180,000       3,329,047
     Series B, Pre-Refunded, 6.50%, 9/01/33 .......................................................        6,655,000       6,788,100
  San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28 ............        2,000,000       2,044,480
  San Mateo RDA Tax Allocation, Merged Area, Series A, Pre-Refunded, 5.50%, 8/01/22 ...............        1,000,000       1,037,150
  Santa Rosa RDA Tax Allocation, Southwest Redevelopment Project, Series A, AMBAC Insured,
   5.00%, 8/01/25 .................................................................................        1,250,000       1,319,788
  Saugus USD Special Tax, CFD No. 2005-1, 5.30%, 9/01/36 ..........................................        2,000,000       2,038,640
  Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24 ....................        4,000,000       4,220,880
  Southern California Public Power Authority Transmission Project Revenue, Southern
   Transmission Project, 6.125%, 7/01/18 ..........................................................           50,000          50,049
  Stockton 1915 Act Revenue, Limited Obligation, Mosher AD 02, 6.20%, 9/02/23 .....................        2,955,000       3,075,594
  Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD 02, 6.30%,
   9/02/33 ........................................................................................        3,390,000       3,521,532
  Stockton CFD Special Tax, No. 2001-1, Spanos Park West, Pre-Refunded, 6.25%,
   9/01/25 ........................................................................................        3,500,000       4,037,635
  Sunnyvale School District GO, Election of 2004, Series A, FSA Insured, 5.00%, 9/01/27 ...........        2,745,000       2,912,170


                                        Quarterly Statements of Investments | 11

Franklin Municipal Securities Trust


------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
     Capital Appreciation, Asset-Backed, Series A-2, zero cpn. to 6/01/08, 5.40% thereafter,
      6/01/27 ...................................................................................    $  1,250,000     $    1,165,800
     Series A-1, 5.375%, 6/01/38 ................................................................       5,000,000          5,113,250
     Series A-1, 5.50%, 6/01/45 .................................................................       2,000,000          2,055,660
  Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
   Asset-Backed Bonds, Second Sub Series, zero cpn., 6/01/46 ....................................      25,000,000          2,070,000
  Torrance COP, Refunding and Public Improvement Project, Series A, AMBAC Insured, 5.00%,
   6/01/34 ......................................................................................       3,720,000          3,864,782
  Truckee-Donner PUD Special Tax, CFD No. 04-1,
     5.75%, 9/01/29 .............................................................................       2,975,000          3,071,509
     5.80%, 9/01/35 .............................................................................       4,630,000          4,780,151
  Truckee-Donner PUD Special Tax Allocation, Special Tax Bonds,
     5.20%, 9/01/25 .............................................................................       3,000,000          3,058,200
     5.25%, 9/01/30 .............................................................................       5,050,000          5,129,487
     5.30%, 9/01/35 .............................................................................       7,395,000          7,479,229
  Tustin USD School Facilities Improvement District GO, No. 2002-1, Election of 2002,
   Series B, AMBAC Insured, 5.00%, 6/01/31 ......................................................       3,605,000          3,815,568
  Upland CFD Special Tax, 2003-2 San Antonio Improvement, Series 1-A,
     5.90%, 9/01/24 .............................................................................       2,380,000          2,476,104
     6.00%, 9/01/34 .............................................................................       2,000,000          2,083,200
  Vacaville USD, GO, Election of 2001, MBIA Insured, 5.00%,
     8/01/24 ....................................................................................       2,510,000          2,663,512
     8/01/25 ....................................................................................       1,000,000          1,059,640
     8/01/26 ....................................................................................       1,000,000          1,058,110
  Vallejo COP, Marine World Foundation Project, Refunding, 7.40%, 2/01/28 .......................       9,345,000          9,629,555
  Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31 ...........       5,080,000          5,608,625
  Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary District,
   Limited Obligation,
     5.00%, 9/02/25 .............................................................................       1,060,000          1,065,872
     5.20%, 9/02/30 .............................................................................       1,370,000          1,404,154
  Ventura USD, GO, Refunding, FSA Insured,
     5.125%, 8/01/28 ............................................................................       1,180,000          1,280,029
     4.50%, 8/01/30 .............................................................................       4,175,000          4,197,795
  West Sacramento Special Tax,
     CFD No. 10, Pre-Refunded, 6.75%, 9/01/26 ...................................................       3,235,000          3,582,148
     CFD No. 16, Pre-Refunded, 5.90%, 9/01/23 ...................................................       1,000,000          1,119,880
     CFD No. 20, 5.125%, 9/01/25 ................................................................         500,000            507,370
     CFD No. 20, 5.30%, 9/01/35 .................................................................       1,740,000          1,774,870
  Western Riverside County Water and Wastewater Finance Authority Revenue,
   Eastern Municipal Water District Improvement, Series A, 5.00%,
     9/01/30 ....................................................................................       1,925,000          1,981,422
     9/01/35 ....................................................................................       2,000,000          2,048,260
  William S. Hart UHSD Special Tax, CFD No. 2005-1, 5.30%, 9/01/36 ..............................       2,500,000          2,548,300
  Woodland Special Tax, CFD No. 1,
     6.00%, 9/01/28 .............................................................................       5,000,000          5,401,500
     6.25%, 9/01/34 .............................................................................       6,750,000          7,376,872
                                                                                                                      --------------
                                                                                                                       1,231,621,314
                                                                                                                      --------------


12 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES 2.9%
  GUAM 0.1%
  Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
   3/15/28 ......................................................................................   $   1,790,000     $    1,934,632
                                                                                                                      --------------
  PUERTO RICO 2.8%
  Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 5.00%,
   7/01/35 ......................................................................................      10,000,000         10,256,900
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
   FGIC Insured, 5.00%,
    7/01/25 .....................................................................................      12,330,000         13,167,454
    7/01/26 .....................................................................................      13,940,000         14,863,664
                                                                                                                      --------------
                                                                                                                          38,288,018
                                                                                                                      --------------
  TOTAL U.S. TERRITORIES ........................................................................                         40,222,650
                                                                                                                      --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,207,978,397) .............................................                      1,271,843,964
                                                                                                                      --------------
  SHORT TERM INVESTMENTS 6.0%
  MUNICIPAL BONDS 6.0%
  CALIFORNIA 6.0%
d California Infrastructure and Economic Development Bank Insured Revenue, Rand Corp.,
   Series B, AMBAC Insured, Daily VRDN and Put, 3.30%, 4/01/42 ..................................       5,200,000          5,200,000
d California State Department of Water Resources Power Supply Revenue,
   Refunding, Sub Series F-1, Daily VRDN and Put, 3.25%, 5/01/19 ................................       2,200,000          2,200,000
   Series B-2, Daily VRDN and Put, 3.48%, 5/01/22 ...............................................       2,500,000          2,500,000
   Series B-3, Daily VRDN and Put, 3.50%, 5/01/22 ...............................................       3,400,000          3,400,000
   Series B-6, Daily VRDN and Put, 3.25%, 5/01/22 ...............................................       1,500,000          1,500,000
d California State Economic Recovery GO, Series C-1, Daily VRDN and Put, 3.48%,
   7/01/23 ......................................................................................       3,200,000          3,200,000
d California State Economic Recovery Revenue,
   Series C-2, Weekly VRDN and Put, 3.47%, 7/01/23 ..............................................       2,450,000          2,450,000
   Series C-3, Daily VRDN and Put, 3.47%, 7/01/23 ...............................................       7,000,000          7,000,000
   Series C-6, Daily VRDN and Put, 3.30%, 7/01/23 ...............................................       4,900,000          4,900,000
d California State GO,
   Kindergarten-University, Refunding, Series A-3, Daily VRDN and Put, 3.43%, 5/01/34 ...........         700,000            700,000
   Kindergarten-University, Refunding, Series B-2, Daily VRDN and Put, 3.50%, 5/01/34 ...........       1,600,000          1,600,000
   Kindergarten-University, Series A-5, Daily VRDN and Put, 3.30%, 5/01/34 ......................       1,100,000          1,100,000
   Kindergarten-University, Series B-3, Daily VRDN and Put, 3.25%, 5/01/34 ......................       3,500,000          3,500,000
   Series A-1, Daily VRDN and Put, 3.43%, 5/01/33 ...............................................       2,000,000          2,000,000
   Series A-2, Daily VRDN and Put, 3.30%, 5/01/33 ...............................................       3,100,000          3,100,000
   Series A-3, Daily VRDN and Put, 3.47%, 5/01/33 ...............................................         700,000            700,000
d Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 3.30%, 10/15/29 ...........................       3,000,000          3,000,000
d Irvine 1915 Act Special Assessment, AD No. 93-14, Daily VRDN and Put, 3.47%,
   9/02/25 ......................................................................................         500,000            500,000
d Irvine Ranch Water District Revenue,
      ID No. 182, Series A, Daily VRDN and Put, 3.47%, 11/15/13 .................................       1,000,000          1,000,000
      ID Nos. 105 140 240 and 250, Daily VRDN and Put, 3.25%, 4/01/33 ...........................         500,000            500,000
d Los Angeles Water and Power Revenue, Refunding, Sub Series B-1, Weekly VRDN and Put,
   3.28%, 7/01/34 ...............................................................................       4,100,000          4,100,000


                                        Quarterly Statements of Investments | 13

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
d Metropolitan Water District Southern California Waterworks Revenue,
    Refunding, Series B-1, Daily VRDN and Put, 3.25%, 7/01/35 ...................................    $ 2,100,000      $    2,100,000
    Refunding, Series B-3, Daily VRDN and Put, 3.47%, 7/01/35 ...................................        200,000             200,000
    Series B, Weekly VRDN and Put, 3.26%, 7/01/27 ...............................................      1,000,000           1,000,000
    Series C-1, Daily VRDN and Put, 3.35%, 7/01/36 ..............................................      4,800,000           4,800,000
    Series C-2, Daily VRDN and Put, 3.30%, 7/01/36 ..............................................      5,950,000           5,950,000
d Newport Beach Revenue, Hoag Memorial Presbyterian Hospital,
    Series B, Weekly VRDN and Put, 3.45%, 10/01/26 ..............................................      2,700,000           2,700,000
    Series C, Daily VRDN and Put, 3.45%, 10/01/26 ...............................................      2,400,000           2,400,000
d Orange County Housing Authority Apartment Development Revenue, Oasis Martinique,
   Refunding, Series I, FNMA Insured, Weekly VRDN and Put, 3.31%, 6/15/28 .......................      6,000,000           6,000,000
d Orange County Sanitation District COP, Refunding,
    Series A, Daily VRDN and Put, 3.26%, 8/01/29 ................................................      1,700,000           1,700,000
    Series B, Daily VRDN and Put, 3.26%, 8/01/30 ................................................      1,400,000           1,400,000
                                                                                                                      --------------
  TOTAL SHORT TERM INVESTMENTS (COST $82,400,000) ...............................................                         82,400,000
                                                                                                                      --------------
  TOTAL INVESTMENTS (COST $1,290,378,397) 98.4% .................................................                      1,354,243,964
  OTHER ASSETS, LESS LIABILITIES 1.6% ...........................................................                         22,676,688
                                                                                                                      --------------
  NET ASSETS 100.0% .............................................................................                     $1,376,920,652
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 18.

a Security has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2006, the aggregate value of these securities was $19,206,683, representing 1.39% of net assets.

b     Defaulted security.

c     Security purchased on a when-issued or delayed delivery basis.

d Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2006 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                       PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.0%
  MUNICIPAL BONDS 99.0%
  TENNESSEE 88.5%
  Bristol Electric Revenue, System, AMBAC Insured, 5.00%, 9/01/29 ..........................     $  1,075,000     $    1,136,340
  Chattanooga GO, 5.00%, 3/01/22 ...........................................................        2,215,000          2,287,519
  Clarksville Water Sewer and Gas Revenue, Refunding and Improvement, FSA Insured, 5.00%,
   2/01/22 .................................................................................        2,000,000          2,075,020
  Cleveland Public Improvement GO, FGIC Insured, Pre-Refunded, 5.25%, 6/01/24 ..............        3,000,000          3,130,110
  Fayetteville and Lincoln IDBR, Hospital Facility Lease, AMBAC Insured,
    5.30%, 5/01/28 .........................................................................        1,830,000          1,877,031
    Pre-Refunded, 5.30%, 5/01/28 ...........................................................        1,170,000          1,202,526
  Franklin County Health and Educational Facilities Board Revenue, University South Project,
   AMBAC Insured, 5.00%, 9/01/24 ...........................................................        2,000,000          2,115,660
  Franklin GO, Sewer and Water, Series B, Pre-Refunded, 5.00%, 4/01/19 .....................        1,000,000          1,073,970
  Franklin IDB, MFHR, Landings Apartment Project, Refunding, Series A, FSA Insured, 6.00%,
   10/01/26 ................................................................................        1,000,000          1,020,750
  Franklin Special School District GO, 5.00%, 6/01/22 ......................................        1,455,000          1,542,955
  Greene County GO, Refunding, Series B, MBIA Insured, 5.00%, 6/01/24 ......................        1,000,000          1,061,680
  Hallsdale-Powell Utility District Knox County Water and Sewer Revenue,
    FGIC Insured, 5.00%, 4/01/31 ...........................................................        1,000,000          1,054,500
    Refunding and Improvement, Series A, FGIC Insured, 5.00%, 4/01/27 ......................        2,500,000          2,616,625
  Harpeth Valley Utilities District Davidson and Williamson Counties Revenue,
    Utilities Improvement, MBIA Insured, 5.00%,
     9/01/29 ...............................................................................        1,000,000          1,051,030
     9/01/34 ...............................................................................        2,310,000          2,415,128
  Jackson Natural Gas Revenue, AMBAC Insured, 5.00%, 4/15/18 ...............................        2,000,000          2,016,380
  Johnson City GO, Solid Waste, AMBAC Insured, 5.80%, 5/01/09 ..............................          100,000            100,106
  Johnson City Health and Educational Facilities Board Hospital Revenue,
     first mortgage, Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%,
      7/01/21 ..............................................................................        2,970,000          3,211,491
     Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ............................        3,000,000          3,108,690
  Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted Project,
    Series A, GNMA Secured, 5.90%, 6/20/37 .................................................        1,390,000          1,449,506
  Knox County First Utility District Water and Sewer Revenue,
    MBIA Insured, 5.00%, 12/01/24 ..........................................................        1,790,000          1,912,651
    MBIA Insured, 5.00%, 12/01/25 ..........................................................        1,000,000          1,067,660
    Refunding and Improvement, Refunding, Series A, MBIA Insured, 5.625%, 12/01/19 .........          555,000            574,497
    Refunding and Improvement, Series A, MBIA Insured, Pre-Refunded, 5.625%, 12/01/19 ......          445,000            460,415
  Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
   Fort Sanders Alliance, Refunding, MBIA Insured, 5.75%, 1/01/14 ..........................        1,250,000          1,403,550
  Knox County IDB, MFR, Waterford Apartments, Refunding, Series A, FHA Insured, 5.95%,
   3/01/28 .................................................................................          250,000            253,313
  Knoxville Electric Revenue, System, Series U, Pre-Refunded, 5.125%, 7/01/21 ..............        2,340,000          2,462,756
  Knoxville Waste Water System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
   4/01/37 .................................................................................        3,620,000          3,797,271
  Knoxville Water Revenue, System Improvement, Series R, FSA Insured, 5.00%, 3/01/30 .......        2,370,000          2,495,515
  Lawrenceburg Electric Revenue, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 ................        1,000,000          1,051,280
  Lawrenceburg PBA, GO, Electric Systems, Public Works, AMBAC Insured, 5.00%, 7/01/22 ......        2,500,000          2,714,525
  Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
   6/01/21 .................................................................................        2,000,000          2,085,400


                                        Quarterly Statements of Investments | 15

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TENNESSEE (CONTINUED)
  Memphis GO, Pre-Refunded, 5.00%, 4/01/17 ..................................................     $  2,000,000     $    2,061,220
  Memphis-Shelby County Airport Authority Airport Revenue, Series D, AMBAC Insured, 6.00%,
   3/01/24 ..................................................................................        4,780,000          5,073,683
  Memphis-Shelby County Sports Authority Revenue, Memphis Arena Project, Series A,
   AMBAC Insured, 5.25%, 11/01/23 ...........................................................        7,145,000          7,639,505
  Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
    5.20%, 5/15/23 ..........................................................................          800,000            835,440
    AMBAC Insured, 5.00%, 5/15/25 ...........................................................        5,000,000          5,250,250
  Metropolitan Government of Nashville and Davidson County GO,
    Refunding, 5.125%, 5/15/25 ..............................................................        2,600,000          2,670,746
    Refunding, Series B, 5.00%, 8/01/25 .....................................................        5,000,000          5,329,500
    Series C, 5.00%, 2/01/25 ................................................................        3,000,000          3,177,060
  Metropolitan Government of Nashville and Davidson County Health and Educational Facilities
    Board Revenue,
    Ascension Health Credit, Series A, AMBAC Insured, Pre-Refunded, 5.875%, 11/15/28 ........        2,500,000          2,686,700
    Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11 ....................          500,000            510,170
  Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
    Refunding, 5.50%, 1/01/16 ...............................................................          620,000            620,428
  Montgomery County Health Educational and Housing Facility Board Hospital Revenue,
    Clarksville Regional Health System, Improvement, Pre-Refunded, 5.375%,
     1/01/18 ................................................................................          175,000            180,513
     1/01/28 ................................................................................        4,270,000          4,404,505
  Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25 ..............          750,000            788,835
  Rutherford County Consolidated Utility District Waterworks Revenue,
     FSA Insured, 5.00%, 2/01/36 ............................................................        3,060,000          3,221,690
     Refunding, MBIA Insured, 5.00%, 2/01/27 ................................................        1,000,000          1,063,180
  Shelby County GO, Public Improvement and School, Refunding, Series B, 5.00%, 6/01/24 ......        2,000,000          2,065,900
  Shelby County Health Educational and Housing Facilities Board Revenue, Ave Maria Assisted
   Living Project, Series A, 5.50%, 12/01/31 ................................................        2,010,000          2,097,314
  South Blount County Utility District Waterworks Revenue, FGIC Insured, 4.50%, 12/01/22 ....        1,750,000          1,781,325
  Sullivan County IDBR, Brandymill, Refunding, Series I-A, 6.35%, 7/20/27 ...................          350,000            357,763
  Tennessee HDA Revenue,
     Homeownership, Series 3C, 6.00%, 1/01/20 ...............................................          330,000            338,844
     Homeownership Program, 5.375%, 7/01/23 .................................................          430,000            437,602
     Homeownership Program, Issue 4A, 6.375%, 7/01/22 .......................................           35,000             35,653
  Tennessee State School Bond Authority Revenue, Higher Education Facilities, Second Program,
   Refunding, Series A, MBIA Insured, 5.00%,
     5/01/26 ................................................................................        1,250,000          1,321,850
     5/01/30 ................................................................................        4,870,000          5,139,116
  West Carroll Special School GO, MBIA Insured, Pre-Refunded, 5.375%, 6/01/29 ...............        1,055,000          1,104,163
  West Wilson Utility District Waterworks Revenue,
     AMBAC Insured, Pre-Refunded, 5.25%, 6/01/23 ............................................        3,780,000          4,045,734
     Improvement, MBIA Insured, 5.00%, 6/01/26 ..............................................        1,805,000          1,899,420
     Refunding, AMBAC Insured, 5.25%, 6/01/23 ...............................................          720,000            762,581
     Refunding, MBIA Insured, 4.75%, 6/01/23 ................................................        1,805,000          1,876,857
  White House Utility District Robertson and Sumner Counties Water and Sewer Revenue,
     FSA Insured, Pre-Refunded, 6.00%, 1/01/26 ..............................................        1,000,000          1,074,720
     Refunding, FSA Insured, 5.125%, 1/01/26 ................................................        2,500,000          2,602,350


16 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                      PRINCIPAL AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TENNESSEE (CONTINUED)
  White House Utility District Robertson and Sumner Counties Waterworks System Revenue,
   Refunding, Series B, FGIC Insured, 5.375%, 1/01/19 .....................................     $  1,000,000     $    1,005,430
  Williamson County GO, Public Improvement,
     Pre-Refunded, 5.375%, 3/01/19 ........................................................        1,480,000          1,563,354
     Pre-Refunded, 5.00%, 4/01/20 .........................................................        2,000,000          2,127,660
     Refunding, 5.00%, 3/01/20 ............................................................        2,000,000          2,163,340
  Wilson County COP, FSA Insured, 5.25%, 3/30/18 ..........................................        1,000,000          1,042,550
                                                                                                                 --------------
                                                                                                                    136,182,801
                                                                                                                 --------------
  U.S. TERRITORIES 10.5%
  PUERTO RICO 9.8%
  Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
   5.00%, 7/01/32 .........................................................................        1,500,000          1,607,670
  Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, MBIA Insured,
   5.00%, 7/01/25 .........................................................................        5,000,000          5,310,950
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
   Financing Authority Hospital Revenue, Hospital Auxilio Mutuo Obligation, Series A,
     MBIA Insured, 6.25%, 7/01/24 .........................................................          200,000            201,616
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 .....        5,000,000          5,279,150
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 .................................................          655,000            687,089
     Series D, Pre-Refunded, 5.375%, 7/01/33 ..............................................        1,845,000          2,003,356
                                                                                                                 --------------
                                                                                                                     15,089,831
                                                                                                                 --------------
  VIRGIN ISLANDS 0.7%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .        1,000,000          1,035,660
                                                                                                                 --------------
  TOTAL U.S. TERRITORIES ..................................................................                          16,125,491
                                                                                                                 --------------
  TOTAL LONG TERM INVESTMENTS (COST $145,969,845) .........................................                         152,308,292
                                                                                                                 --------------
  SHORT TERM INVESTMENT (COST $600,000) 0.4%
  MUNICIPAL BOND 0.4%
  TENNESSEE 0.4%
a Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
   and Put, 3.58%, 7/01/34 ................................................................          600,000            600,000
                                                                                                                 --------------
  TOTAL INVESTMENTS (COST $146,569,845) 99.4% .............................................                         152,908,292
  OTHER ASSETS, LESS LIABILITIES 0.6% .....................................................                             912,153
                                                                                                                 --------------
  NET ASSETS 100.0% .......................................................................                      $  153,820,445

See Selected Portfolio Abbreviations on page 18.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS
1915 ACT    - Improvement Bond Act of 1915                                  HDA     - Housing Development Authority/Agency
ABAG        - The Association of Bay Area Governments                       HFA     - Housing Finance Authority/Agency
AD          - Assessment District                                           ID      - Improvement District
AMBAC       - American Municipal Bond Assurance Corp                        IDB     - Industrial Development Bond/Board
CDA         - Community Development Authority/Agency                        IDBR    - Industrial Development Board Revenue
CFD         - Community Facilities District                                 MBIA    - Municipal Bond Investors Assurance Corp
CIFP        - Capital Improvement Financing Program                         MFHR    - Multi-Family Housing Revenue
COP         - Certificate of Participation                                  MFR     - Multi-Family Revenue
ETM         - Escrow to Maturity                                            PBA     - Public Building Authority
FGIC        - Financial Guaranty Insurance Co                               PFA     - Public Financing Authority
FHA         - Federal Housing Authority/Agency                              PFAR    - Public Financing Authority Revenue
FNMA        - Federal National Mortgage Association                         PUD     - Public Utility District
FSA         - Financial Security Assurance Inc                              RDA     - Redevelopment Agency/Authority
GNMA        - Government National Mortgage Association                      UHSD    - Unified/Union High School District
GO          - General Obligation                                            USD     - Unified/Union School District


18 | See Notes to Statements of Investments
   | Quarterly Statements of Investments

Franklin Municipal Securities Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Municipal Securities Trust is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of two funds (the Funds)

1.  INCOME TAXES

At August 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                              ----------------------------------
                                                                                                  FRANKLIN           FRANKLIN
                                                                                                 CALIFORNIA         TENNESSEE
                                                                                                 HIGH YIELD         MUNICIPAL
                                                                                               MUNICIPAL FUND       BOND FUND
                                                                                              ----------------------------------
Cost of investments .......................................................................   $  1,288,913,055    $  146,540,683
                                                                                              ----------------------------------

Unrealized appreciation ...................................................................   $     66,473,419    $    6,404,166
Unrealized depreciation ...................................................................         (1,142,510)          (36,557)
                                                                                              ----------------------------------
Net unrealized appreciation (depreciation) ................................................   $     65,330,909    $    6,367,609
                                                                                              ==================================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report


                                        Quarterly Statements of Investments | 19


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 26, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    October 26, 2006






                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN MUNICIPAL SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

October 26, 2006


/s/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN MUNICIPAL SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

October 26, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer